Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Commonwealth Trust II
Prospectus Date	rr_ProspectusDate	Apr. 28, 2012
Document Creation Date	dei_DocumentCreationDate	Dec. 11, 2012